United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F HR

Form 13F HR Cover Page

Report for the Quarter Ended: 12-31-11

Check here if Amendment []; Amendment Number: ______
	This Amendment (check only one): 	[  ] is a restatement
						[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	 The Eideard Group
Address: 360 Route 101, Suite 3A
	 Bedford, NH 03110

Form 13FHR File Number: 28-12423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Aubin
Title: Compliance Officer
Phone: 603-471-9909

Signature, Place and Date of Signing:


     John Aubin			   Bedford, NH 			 01-30-2012
____________________________	________________________          __________
	[Signature]		[City, State]		         [Date]

Report Type (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by otherreporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


List of Other Managers Reporting for this Manager:
No.	13FHR File Number	Name
1	28-11851	Aletheia Research and Management Inc
2	28-06126	Armstrong Shaw Associates
3	28-00158	Bank of America
4	28-06213	Eagle Global Advisors
5	28-01887	GAMCO Investors, Inc.
6	28-04145	Gannett Welsh & Kotler
7	28-02013	Harris Associates L.P.
8	28-04496	Kalmar Investments
9	28-06810	Keeley Asset Managment Corp
10	28-05358	Lateef Management Assoc
11	28-10469	Lazard Asset Management LLC
12	28-05723	Metropolitan West Capital Management LLC
13	28-05734	Sands Capital Management, LLC
14	28-10472	Silvercrest Asset Management Group LLC
15	28-10613	Snow Capital
16	28-11338	SSgA Funds Management
17	28-04303	Standish Mellon Asset Management
18	28-10220	Westfield Capital Management Company, LLC
19 	28-03432	Morgan Stanley- Smith Barney
20	28-12592	Bank of New York Mellon
21	28-03459	Smith Asset Management
22	28-12829	SteelPath Capital Mgmt
23	28-10396	UBS Financial


FORM 13F HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 23

Form13FHR Informaiton Table Entry Total: 31

Form13FHR Information Table Value Total: 15,814 (thousands)



						FORM 13F INFORMATION TABLE

						 VALUE 		SHARES  SH/  	INVSTMT VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS		CUSIP	 (X$1000)		PRN	 DSCRETN 	NONE
-------------- --------------		------	   -------	------	--- 	------	   	-----
ISHARES TR 	RUSSELL 1000 VALUE	464287598    3807	59966	SH	DSCRETN		102437
ISHARES TR	RUSSELL 1000 GROWTH	464287614    2823	48850	SH	DSCRETN		48850
ISHARES TR 	RUSSELL 2000 INDEX	464287655    1552	21050	SH	DSCRETN		20450
ISHARES TR	RUSSELL MIDCAP INDEX	464287499    1094	11115	SH	DSCRETN
ISHARES TR	EAFE INDEX		464287465    100	2012	SH	DSCRETN
ISHARES TR	COHEN & STEERS REALTY	464287564    2		25	SH	DSCRETN
ISHARES TR	RUSSELL 1000 INDEX	464287622    557	8030	SH	DSCRETN
ISHARES TR	MSCI Brazil		464286400    42		725	sH	DSCRETN
ISHARES TR	MSCI CDA Index		464286509    61		2300	SH	DSCRETN
ISHARES TR	MSCI EMU Index		464286608    137	4925	SH	DSCRETN
ISHARES TR	MSCI German		464286806    54		2800	SH	DSCRETN
ISHARES TR	MSCI Japan		464286848    83		9104	sH	DSCRETN
ISHARES TR	MSCI Pacif ex-Japan Ind	464286665    104	2675	SH	DSCRETN
ISHARES TR	MSCI Signapore		464286673    32		2975	sH	DSCRETN
ISHARES TR	MSCI South Korea	464286772    38		725	SH	DSCRETN
ISHARES TR	MSCI Sweden		464286756    36		1425	SH	DSCRETN
ISHARES TR	MSCI Switzerland	464286749    52		2300	SH	DSCRETN
ISHARES TR	MSCI United Kingdom	464286699    103	6375	SH	DSCRETN
ISHARES TR	FTSE Xinhua Index	464287184    21		610	SH	DSCRETN
ISHARES TR	MSCI Emerg Mkt		464287234    267	7025	SH	DSCRETN
ISHARES TR	SPDR TR SBI Technology	81369y803    471	18500	SH	DSCRETN
ISHARES TR	SPDR Index Funds Asia P	78463x301    106	1600	SH	DSCRETN
VANGUA	TR	MIDCAP INDEX		922908629    446	6193	SH	DSCRETN
VANGUA	TR	SMALL CAP INDEX		922908751    443	6361	SH	DSCRETN
VANGUA	TR	TOTAL STOCK MKT ETF	922908769    1063	16534	SH	DSCRETN
VANGUA	TR	ALL WORLD EX US SM C	922042718    116	1495	SH	DSCRETN
VANGUA	TR	DIVIDEND APPLICATION	921908844    1069	19552	SH	DSCRETN
VANGUA	TR	Int'l Eq ALL WRLD EX US 922042775    267	6726	SH	DSCRETN
VANGUA	TR	WORLD FUNDS ENERGY	92204A306    136	1350	SH	DSCRETN
VANGUA	TR	SPDR SER1 		78462F103    400	3190	SH	DSCRETN
VANGUA	TR	Barclays Tip		464287176    332	2845	SH	DSCRETN